Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2021	425,436
Balance at Dec. 31, 2021	$ 426	$ 68,737,176	$ (64,375,898)	$ 4,361,704
Issuance of common stock for services (in shares)	9,567			9,567
Issuance of common stock for services	$ 10	132,740	0	$ 132,750
Issuance of common stock upon warrant exercise (in shares)	1,203,495
Issuance of common stock upon warrant exercise	$ 1,203	7,624,931	0	7,626,134
Stock option expense	0	773,377		773,377
Net loss	$ 0		(14,021,125)	(14,021,125)
Balance (in shares) at Dec. 31, 2022	1,755,664
Balance at Dec. 31, 2022	$ 1,756	104,995,301	(78,397,023)	26,600,034
Issuance of common stock for services (in shares)	7,246
Issuance of common stock for services	$ 7	74,993	0	75,000
Stock option expense	0	228,039	0	228,039
Net loss	$ 0	0	(4,037,916)	(4,037,916)
Balance (in shares) at Mar. 31, 2023	1,762,910
Balance at Mar. 31, 2023	$ 1,763	105,298,333	(82,434,939)	22,865,157
Balance (in shares) at Dec. 31, 2022	1,755,664
Balance at Dec. 31, 2022	$ 1,756	104,995,301	(78,397,023)	$ 26,600,034
Issuance of common stock for services (in shares)	24,021			24,021
Issuance of common stock for services	$ 24	212,476	0	$ 212,500
Issuance of common stock upon warrant exercise (in shares)	197,467
Issuance of common stock upon warrant exercise	$ 197	4,062,245		4,062,442
Stock option expense		855,124	0	855,124
Net loss	$ 0		(25,966,762)	(25,966,762)
Balance (in shares) at Dec. 31, 2023	1,977,152
Balance at Dec. 31, 2023	$ 1,977	110,125,146	(104,363,785)	$ 5,763,338
Issuance of common stock for services (in shares)	6,703			6,703
Issuance of common stock for services	$ 7	37,493	0	$ 37,500
Issuance of common stock upon warrant exercise (in shares)	269,032
Issuance of common stock upon warrant exercise	$ 269	(269)	0	$ 0
Fractional share roundup following reverse split (in shares)	55,422			55,422
Fractional share roundup following reverse split	$ 55	(55)	0	$ 0
Stock option expense	0	103,569	0	103,569
Net loss	$ 0	0	(5,850,132)	(5,850,132)
Balance (in shares) at Mar. 31, 2024	2,308,309
Balance at Mar. 31, 2024	$ 2,308	$ 110,265,884	$ (110,213,917)	$ 54,275